Document and Entity Information	18 Months Ended
Jul. 31, 2014
Document Type	S-1
Amendment Flag	true
Amendment Description
Document Period End Date	Jul. 31, 2014
Trading Symbol	nakd
Entity Registrant Name	NAKED BRAND GROUP INC.
Entity Central Index Key	0001383097
Current Fiscal Year End Date	--07-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY